As filed with the Securities and Exchange Commission on September 2, 2004
                                     Investment Company Act file number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: 06/30/04

--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 2004 through June 30, 2004.


The Fund had net assets of $221,249,751 and 488 active shareholders as of June 30, 2004.


The Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The schedule of portfolio holdings will be delayed at least [5] days after the date the schedule is available. The Fund may terminate or modify this policy at any time without further notice to shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,






\s\Steven W. Duff

Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's   & Poor's
   ------                                                                         ----       -----     ------     -------   --------
Put Bonds (b) (13.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Houston, TX Independent School District Limited Tax Schoolhouse
            and Refunding Bonds - Series 2003                                   06/15/05     1.73%  $ 5,000,000   VMIG-1      A1+
  5,050,000 Iowa Finance Authority Single Family Mortgage Bonds
            Insured by MBIA Insurance Corp.                                     12/21/04     1.31     5,047,281   VMIG-1
  3,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
            (Vanderbilt University) - Series 1985A                              01/15/05     1.05     3,000,000   VMIG-1      A1+
  5,000,000 Plaquemines, LA Port & Harbor (Chevron Pipe Line Co.) (c)           09/01/04     1.12     4,998,986
  2,500,000 Plaquemines, LA Port & Harbor
           (International Marine Terminal Project) - Series 1984B (c)
            LOC KBC Bank                                                        03/15/05     1.08     2,500,000
    940,000 Pooled Puttable Floating Options Tax Exempt Receipts - Series PPT-33
            LOC Merrill Lynch & Company, Inc.                                   06/16/05     1.90       940,000               A1+
  3,500,000 Richardson Independent School District
            Unlimited Tax School Building Bond - Series 2000                    04/01/05     1.10     3,500,000   VMIG-1      A1+
  4,000,000 Vermont Education and Health Building
            Finance Agency (Middle College) (c)                                 11/01/04     1.45     3,995,318
-----------                                                                                         -----------
 28,990,000 Total Put Bonds                                                                          28,981,585
-----------                                                                                         -----------
Tax Exempt Commercial Paper (10.53%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,300,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
            LOC Bayerische Landesbank/Landesbank Baden Wurtemburg
            Westdeutsche Landesbank                                             07/15/04     0.94%  $ 5,299,772     P1        A1+
  5,000,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
            LOC Bayerische Landesbank/Landesbank Baden Wurtemburg
            Westdeutsche Landesbank                                             08/11/04     0.92     5,000,000     P1        A1+
  5,000,000 Port of Oakland, CA - Series E
            LOC Bank of America/Morgan Guaranty Trust Company                   07/14/04     1.05     5,000,000     P1        A1+
  4,000,000 Regents of The University of California - Series A                  07/07/04     1.00     4,000,000     P1        A1+
  3,000,000 Regents of The University of California - Series A                  07/07/04     0.95     3,000,000     P1        A1+
  1,000,000 Regents of The University of California - Series A                  07/07/04     1.06     1,000,000     P1        A1+
-----------                                                                                         -----------
 23,300,000 Total Tax Exempt Commercial Paper                                                        23,299,772
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (7.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 Alameda County, CA RAN
            (Alemeda-Contra Costa Transit District)
            LOC BNP Paribas                                                     07/07/05     1.50%  $ 2,027,880    MIG-1      A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Tax Exempt General Obligation Notes & Bonds (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000 California ABN AMRO MuniTOPs Certificate Trust
            (Sequioa Union Single Assets) - Series 2004-26
            Insured by MBIA Insurance Corp.                                     10/20/04     1.27%  $ 3,000,000   VMIG-1
  1,500,000 California School Cash Reserve Program Authority - Series A
            Insured by AMBAC Indemnity Corp.                                    07/06/05     1.60     1,520,655    MIG-1     SP1+
  3,000,000 Contra Costa County, CA (Board of Education) - Series 2004 (c)      06/30/05     1.64     3,040,020
  2,000,000 Los Angeles County, CA USFD TRAN - Series A                         07/01/04     0.94     2,000,000    MIG-1     SP1+
  1,475,000 Santa Cruz County, CA TRAN - Series 2004/2005                       07/06/05     1.62     1,494,971    MIG-1     SP1+
  3,000,000 Ventura County, CA TRAN - Series 2003-04                            07/01/04     0.90     3,000,000    MIG-1     SP1+
-----------                                                                                         -----------
 15,975,000 Total Tax Exempt General Obligation Notes & Bonds                                        16,083,526
-----------                                                                                         -----------
Tax Exempt Variable Rate Demand Instruments (d) (63.55%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 Alachua County, FL Continuing Care Retirement Community HFA RB
            (Oak Hammock University Project) - Series A
            LOC BNP Paribas                                                     10/01/32     1.08%  $ 2,000,000   VMIG-1
  5,000,000 California ABN AMRO MuniTOPs Certificates Trust
            (Sequioa Union Single Assets) - Series 2003-2
            Insured by MBIA Insurance Corp.                                     01/01/10     1.08     5,000,000   VMIG-1
  4,200,000 California Association for Bay Area Government Nonprofit Corp.
            (Episcopal Homes Foundation Project)
            LOC Wells Fargo Bank, N.A.                                          02/01/25     1.07     4,200,000               A1+
  3,475,000 California Department of Water Resources Trust Receipts - Series L12
            Insured by FSA                                                      05/01/11     1.09     3,475,000   VMIG-1
  1,000,000 California HFFA RB (Adventist Health System/West) - Series B
            LOC KBC Bank                                                        09/01/25     1.08     1,000,000   VMIG-1
  3,540,000 California Infrastructure & EDRB (San Francisco Ballet Association)
            LOC Allied Irish Bank                                               07/01/32     1.06     3,540,000   VMIG-1
  2,700,000 California Statewide Communities Development Authority Solid
            Waste Facilities RB (Chevron USA)                                   12/15/24     1.11     2,700,000     P1
  1,600,000 California Statewide Communities Development Authority PCRB
            (Chevron USA)                                                       05/15/24     1.07     1,600,000     P1        A1+
  4,775,000 California Statewide Communities Development Authority RB
            (Japanese American Museum) - Series A
            LOC Allied Irish Bank                                               08/01/30     1.08     4,775,000               A1
  1,220,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
            Guaranteed by Federal Home Loan Mortgage Corporation                06/01/16     1.10     1,220,000   VMIG-1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000 Clipper Tax-Exempt COPs - Series 2004                               05/01/11     1.12%  $ 3,000,000   VMIG-1
  1,200,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
            Guaranteed by Federal Home Loan Bank                                05/01/10     1.04     1,200,000               A1+
  3,000,000 Connecticut State HEFA (Yale University)                            07/01/29     1.08     3,000,000   VMIG-1      A1+
  5,000,000 Fremont, CA COPs (Capital Improvement Financing Project)
            LOC Bank of Nova Scotia                                             08/01/30     1.06     5,000,000   VMIG-1
  3,300,000 Golden Empire Schools Finance Authority
            (Kern High School District Projects)
            LOC Bank of New York                                                12/01/24     1.03     3,300,000               A1+
  3,600,000 Golden Empire Schools Finance Authority
            (Kern High School District Projects)
            LOC Bank of New York/California State Teachers Retirement System    08/01/31     1.03     3,600,000               A1+
  3,000,000 Hayward, CA MHRB (Barrington Hills) - Series A
            Collateralized by Federal National Mortgage Association             06/15/25     1.04     3,000,000               A1+
  1,500,000 Illinois Health Facility Authority RB
            (Resurrection Health Care) - Series 1999A
            Insured by FSA                                                      05/15/29     1.10     1,500,000   VMIG-1      A1+
  1,000,000 Irvine CA, Improvement Bond Act-1915 Limited
            Obligation-Assestment District # 93-14
            LOC Bank of America                                                 09/02/25     1.06     1,000,000   VMIG-1      A1+
  1,200,000 Irvine Ranch, CA Water District #182 - Series A
            LOC Landesbank Hessen                                               11/15/13     1.06     1,200,000               A1+
  1,700,000 Irvine Ranch, CA Water District #2,102,103,106 & 320
            LOC Landesbank Baden Wurtemburg                                     08/01/09     1.12     1,700,000   VMIG-1      A1+
  1,455,000 Irvine, CA Improvement Bond Act 1915
            Assessment District #00-18 - Series A
            LOC Bank of New York                                                09/02/26     1.03     1,455,000   VMIG-1
  1,290,000 Irvine, CA Public Facilities & Infrastructure Authority
            (Lease Capital Improvement Project)
            LOC Bayerische Hypovereinsbank, A.G.                                11/01/10     1.12     1,290,000   VMIG-1      A1+
  1,500,000 Irvine, CA Ranch Water District
            (1986 Capital Improvement Project) - Series C
            LOC Landesbank Baden Wurtemburg                                     08/01/16     1.06     1,500,000     P1
  1,000,000 Irvine, CA UFSD Community Facilities District #01-01
            LOC Bank of New York/California State Teachers Retirement System    09/01/38     1.03     1,000,000   VMIG-1
  5,800,000 Los Angeles, CA
            (Department of Water and Power System) - Subseries A-6              07/01/35     1.06     5,800,000   VMIG-1      A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association             04/15/28     1.07%  $ 3,300,000               A1+
    715,000 Los Angeles, CA IDRB
            (Cereal Food Processors, Inc. Project) - Series 1995
            LOC Commerce Bank                                                   12/01/05     1.10       715,000               A1
  5,000,000 Oakland, CA Joint Powers Financing Authority
            Lease Revenue - Series A-1
            Insured by FSA                                                      08/01/21     1.06     5,000,000   VMIG-1      A1+
  4,000,000 Orange County, CA Apartment Development RB Issue G 1998 - Series 2
            Collateralized by Federal National Mortgage Association             11/15/28     1.07     4,000,000               A1+
  1,200,000 Orange County, CA Apartments Development RB
            (Niguel Summit 1) - Series A
            Guaranteed by Federal Home Loan Mortgage Corporation                11/01/09     1.06     1,200,000   VMIG-1
  1,400,000 Orange County, CA Improvement Bond Act 1915
            Assessment District #01-1 Series A
            LOC KBC Bank                                                        09/02/33     1.05     1,400,000   VMIG-1
  3,300,000 Orange County, CA Sanitation District COPs - Series 1-3, 5-7, & 11
            Insured by AMBAC Indemnity Corp.                                    08/01/13     1.06     3,300,000   VMIG-1      A1+
  2,700,000 Orange County, FL School Board COPs - Series B
            Insured by AMBAC Indemnity Corp.                                    08/01/25     1.06     2,700,000   VMIG-1
  2,500,000 Puerto Rico Commonwealth Infrastructure Financing Authority         04/01/27     1.07     2,500,000               A1+
  2,000,000 Puerto Rico Commonwealth ROC II - Series 185
            Insured by FGIC                                                     07/01/16     1.10     2,000,000   VMIG-1
  4,000,000 Puerto Rico PFC P-Floats PA 843
            Insured by FSA                                                      07/01/16     1.07     4,000,000               A1+
  7,000,000 Rancho, CA Water District Finance Authority - Series B
            Insured by FGIC                                                     08/01/31     1.00     7,000,000   VMIG-1
  2,500,000 Riverside County, CA Public Facility COPs - Series B
            LOC State Street Bank & Trust Company                               12/01/15     1.02     2,500,000   VMIG-1
  5,870,000 Sacramento County, CA Sanitation District Finance Authority
            (Sacramento Regional) - Series C
            LOC Credit Agricole                                                 12/01/30     1.00     5,870,000   VMIG-1      A1+
  3,795,000 Sacramento, CA MHRB (Smoketree Apartments) - Series 1990A
            Collateralized by Federal National Mortgage Association             04/15/10     1.00     3,795,000               A1+
  3,300,000 San Bernadino County, CA COPs
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                     07/01/15     1.07     3,300,000   VMIG-1      A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)      Moody's  & Poor's
   ------                                                                         ----       -----    ------       -------  --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000 San Diego, CA COPs (San Diego Museum of Art)
            LOC Allied Irish Bank                                               09/01/30     1.21%  $  3,000,000   VMIG-1
  5,300,000 San Francisco, CA (Filmore Center A-1)
            LOC Credit Suisse First Boston                                      12/01/17     1.07      5,300,000               A1+
  1,675,000 Santa Clara County, CA MHRB (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association             02/15/27     1.07      1,675,000               A1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                      07/01/23     1.00      2,000,000   VMIG-1      A1+
  3,000,000 State of California GO RB
            Insured by FGIC                                                     09/01/21     1.10      3,000,000               A1+
  1,100,000 Stockton, CA Health Facilities
            (Dameron Hospital Association) - Series A
            LOC US Bank, N.A.                                                   12/01/32     1.08      1,100,000   VMIG-1
  1,100,000 Tulare County, CA Local Health Care District
            LOC US Bank, N.A.                                                   12/01/32     1.08      1,100,000   VMIG-1
  1,800,000 Vallejo, CA Housing Authority MHRB - Series C
            LOC Bank of America                                                 01/01/08     1.07      1,800,000   VMIG-1
  1,000,000 Will County, IL Exempt Facilities IDRB
            (Amoco Chemical Co. Project) - Series 2001                          07/01/31     1.13      1,000,000   VMIG-1      A1+
-----------                                                                                         ------------
140,610,000 Total Tax Exempt Variable Rate Demand Instruments                                        140,610,000
-----------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (d) (1.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,945,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Comerica Bank                                                   12/01/14     2.00%  $  1,945,000     P1        A1
    950,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                          12/01/09     2.00        950,000     P1        A1+
-----------                                                                                         ------------
  2,895,000 Total Variable Rate Demand Instruments - Private Placements                                2,895,000
-----------                                                                                         ------------
            Total Investments (95.76%) (cost $211,869,883+)                                          211,869,883
            Cash and other assets, in excess of liabilities (4.24%)                                    9,379,868
                                                                                                    ------------
            Net Assets (100.00%)                                                                    $221,249,751
                                                                                                    ============
            Net Asset Value, offering and redemption price per share:
            Class A Shares,   168,225,154 shares outstanding (Note 3)                               $       1.00
                                                                                                    ============
            Class B Shares,    25,580,842 shares outstanding (Note 3)                               $       1.00
                                                                                                    ============
            Advantage Shares,  27,746,538 shares outstanding (Note 3)                               $       1.00
                                                                                                    ============

             +  Aggregate cost for federal income tax purposes is identical.














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     COPs     =   Certificates of Participation               MHRB     =   Multi-Family Housing Revenue Bond
     EDRB     =   Economic Development Revenue Bond           MTA      =   Metropolitan Transit Authority
     FGIC     =   Financial Guaranty Insurance Company        PFC      =   Public Finance Corporation
     FSA      =   Financial Security Assurance                PCRB     =   Pollution Control Revenue Bond
     GO       =   General Obligation                          RAN      =   Revenue Anticipation Note
     HEFA     =   Health and Education Facilities Authority   RB       =   Revenue Bond
     HFA      =   Housing Finance Authority                   ROC      =   Reset Option Certificate
     HFFA     =   Health Facility Finance Authority           TOPs     =   Tender Option Puts
     IDRB     =   Industrial Development Revenue Bond         TRAN     =   Tax and Revenue Anticipation Note
     LOC      =   Letter of Credit                            UFSD     =   Unified School District











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)
================================================================================








INVESTMENT INCOME

Income:
   Interest.....................................................................      $          1,099,791
                                                                                       -------------------
Expenses: (Note 2)
   Investment management fee....................................................                   329,404
   Administration fee...........................................................                   230,582
   Distribution fee (Advantage shares)..........................................                    72,030
   Shareholder servicing fee (Class A)..........................................                   171,327
   Shareholder servicing fee (Advantage shares).................................                    40,016
   Custodian expenses...........................................................                     7,693
   Shareholder servicing and related shareholder expenses+......................                    67,872
   Legal, compliance and filing fees............................................                    48,867
   Audit and accounting.........................................................                    53,513
   Directors' fees..............................................................                     5,250
   Other........................................................................                     7,664
                                                                                      --------------------
     Total expenses.............................................................                 1,034,218
     Less: Expenses paid indirectly (Note 2)....................................      (                457)
           Fees waived (Note 2).................................................      (            102,975)
                                                                                       -------------------
     Net expenses...............................................................                   930,786
                                                                                      --------------------
Net investment income...........................................................                   169,005

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                     9,040
                                                                                       -------------------
Increase in net assets from operations..........................................      $            178,045
                                                                                       ===================



+ Includes class specific transfer agency expenses of $48,716 and $4,435 for Class A and Class B shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                         Six Months
                                                                            Ended                        Year
                                                                        June 30, 2004                    Ended
                                                                         (Unaudited)               December 31, 2003
                                                                       ---------------             -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $        169,005            $          500,841
     Net realized gain (loss) on investments....................                 9,040                        45,436
                                                                       ---------------             -----------------
Increase in net assets from operations..........................               178,045                       546,277
Dividends to shareholders from net investment income:
     Class A....................................................      (         98,181)*          (          298,225)*
     Class B....................................................      (         25,737)*          (           78,423)*
     Advantage shares...........................................      (         16,487)*          (           76,554)*
Capital share transactions (Note 3):
     Class A....................................................             4,289,543                     1,704,331
     Class B....................................................            10,030,661            (        9,273,642)
     Advantage shares...........................................      (      7,305,610)           (       14,861,181)
                                                                       ---------------             -----------------
     Total increase (decrease)..................................             7,052,234            (       22,337,417)
Net assets:
     Beginning of period........................................           214,197,517                   236,534,934
                                                                       ---------------             -----------------
     End of period..............................................      $    221,249,751            $      214,197,517
                                                                       ===============             =================

     Undistributed net investment income........................      $        199,841            $          171,241
                                                                       ===============             =================


* Designated as exempt-interest dividends for federal income tax purposes.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares", formerly California Tax Exempt Liquidity Fund shares; redesignated Advantage California Tax Exempt Liquidity Fund Shares on April 29, 2004). The Class A and Advantage shares are subject to a service fee under the Shareholder Servicing Agreement that was entered into pursuant to the Distribution and Service Plans (each, a "Plan"). Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to Class A and Advantage shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to the Class A shares and a service fee of .25% with respect to the Advantage shares. In addition, the Distributor receives .45% per annum in distribution fees of the Advantage share"s average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

For the period ended June 30, 2004, the following fees were voluntarily waived by the Manager and Distributor:


Investment Management fees                          $   30,000
Shareholder servicing fees - Class A                     2,647
Shareholder servicing fees - Advantage shares           40,016
Distribution fees - Advantage shares                    30,312


The Manager and Distributor have no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $47,163 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the period ended June 30, 2004, the Fund had expense offsets of $457 from shareholder servicing and related shareholder expenses.

3. Capital Stock

At June 30, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $221,552,534. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended                             Year
                                                 June 30, 2004                         Ended
Class A                                           (Unaudited)                    December 31, 2003
-------                                            ---------                     -----------------
Sold...................................            251,271,046                       482,289,964
Issued on reinvestment of dividends....                 84,560                           257,626
Redeemed...............................         (  247,066,063)                   (  480,843,259)
                                                 -------------                     -------------
Net increase...........................              4,289,543                         1,704,331
                                                 =============                     =============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
3. Capital Stock (Continued)

                                                  Six Months
                                                     Ended                             Year
                                                 June 30, 2003                         Ended
Class B                                           (Unaudited)                    December 31, 2002
-------                                            ---------                     -----------------
Sold...................................             32,304,252                        137,386,338
Issued on reinvestment of dividends....                 22,650                             78,495
Redeemed...............................         (   22,296,241)                    (  146,738,475)
                                                 -------------                      -------------
Net increase (decrease)................             10,030,661                     (    9,273,642)
                                                 =============                      =============

Advantage Shares
Sold...................................             37,413,466                        214,979,048
Issued on reinvestment of dividends....                 14,651                             76,523
Redeemed...............................         (   44,733,727)                    (  229,916,752)
                                                 -------------                      -------------
Net (decrease) increase................         (    7,305,610)                    (   14,861,181)
                                                 =============                      =============


4. Liabilities

At June 30, 2004, the Fund had the following liabilities:


Payable for securities purchase...........       $   8,083,527
Fees payable to Affiliates*...............              12,221
Dividends payable.........................              10,468
Accrued other payables....................              71,183
                                                 -------------
   Total liabilities......................       $   8,177,399
                                                 =============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


5. Tax Information

The tax character of all distributions paid during the year ended December 31, 2003 and 2002 were tax-exempt income.

At December 31, 2003, the Fund had for federal income tax purposes, capital losses of $511,664, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2003, the undistributed tax-exempt income for income tax purposes amounted to $171,241.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 73% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights

                                                 Six Months
                                                    Ended                         Year Ended December 31,
Class A                                         June 30, 2004  ------------------------------------------------------------
-------                                          (Unaudited)     2003         2002         2001         2000         1999
                                                  ---------    --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  ---------    --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income........................      0.001        0.002        0.005        0.016        0.027        0.022
  Net realized and unrealized gain (loss)
  on investments...............................      0.000        0.000        0.000        0.000        0.000        0.000
                                                  ---------    --------     --------     --------     --------     --------
Total from investment operations...............      0.001        0.002        0.005        0.016        0.027        0.022
Less distributions from:
  Dividends from net investment income            (  0.001 )   (  0.002)    (  0.005)    (  0.016)    (  0.027)    (  0.022)
  Net realized gains on investments............   (   --   )   (   --  )    (   --  )    (   --  )    (   --  )    (   --  )
                                                   --------     -------      -------      -------      -------      -------
Total Distributions............................   (  0.001 )   (  0.002)    (  0.005)    (  0.016)    (  0.027)    (  0.022)
                                                   --------     -------      -------      -------      -------      -------
Net asset value, end of period.................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  =========    ========     ========     ========     ========     ========
Total Return...................................      0.06%(a)     0.17%        0.55%        1.57%        2.75%        2.25%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 167,995    $163,675     $161,935     $184,975     $198,530     $233,890
Ratios to average net assets:
  Expenses, net of fees waived (b).............      0.86%(c)     0.84%        0.86%        0.79%        0.85%        0.86%
  Net investment income........................      0.14%(c)     0.19%        0.57%        1.60%        2.67%        2.23%
  Management and administration fees waived....      0.03%(c)     0.04%        0.14%        0.04%        0.00%        0.00%
  Shareholder servicing fees waived............      0.00%(c)     0.02%        0.00%        0.00%        0.00%        0.00%
  Expenses paid indirectly.....................      0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
7. Financial Highlights (Continued)

                                                 Six Months
                                                    Ended                         Year Ended December 31,
Class B                                         June 30, 2004  ------------------------------------------------------------
-------                                          (Unaudited)     2003         2002         2001         2000         1999
                                                  ---------    --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  ---------    --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income........................       0.002       0.004        0.008        0.018        0.030        0.025
  Net realized and unrealized gain (loss)
  on investments...............................       0.000       0.000        0.000        0.000        0.000        0.000
                                                  ---------    --------     --------     --------     --------     --------
Total from investment operations...............       0.002       0.004        0.008        0.018        0.030        0.025
Less distributions:
  Dividends from net investment income.........   (   0.002)   (  0.004)    (  0.008)    (  0.018)    (  0.030)    (  0.025)
  Net realized gains on investments............   (    --  )   (   --  )    (   --  )    (   --  )    (   --  )    (   --  )
                                                   --------     -------      -------      -------      -------      -------
Total Distributions............................   (   0.002)   (  0.004)    (  0.008)    (  0.018)    (  0.030)    (  0.025)
                                                   --------     -------      -------      -------      -------      -------
Net asset value, end of period.................   $   1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  =========    ========     ========     ========     ========     ========
Total Return...................................       0.16%(a)    0.39%        0.77%        1.79%        2.99%        2.49%
Ratios/Supplemental Data
Net assets, end of period......................   $  25,546    $ 15,526     $ 24,778     $ 19,729     $374,920     $206,604
Ratios to average net assets:
  Expenses, net of fees waived (b).............       0.66%(c)    0.63%        0.64%        0.58%        0.62%        0.62%
  Net investment income........................       0.34%(c)    0.39%        0.78%        1.92%        2.97%        2.61%
  Management and administration fees waived....       0.03%(c)    0.04%        0.14%        0.04%        0.00%        0.00%
  Expenses paid indirectly.....................       0.00%(c)    0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights (Continued)

                                                         Six Months
                                                            Ended                     Year                November 22, 2002
Advantage Shares                                         June 30, 2004                 Ended         (Commencement of Offering) to
----------------                                         (Unaudited)            December 31, 2003         December 31, 2002
                                                          ---------             -----------------         -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................    $  1.00                   $  1.00                   $  1.00
                                                          ---------                 ---------                 ---------
Income from investment operations:
  Net investment income...............................       0.001                     0.002                     0.000
  Net realized and unrealized gain (loss)
  on investments......................................       0.000                     0.000                     0.000
                                                          ---------                 ---------                 ---------
Total from investment operations......................       0.001                     0.002                     0.000
Less distributions:
  Dividends from net investment income................    (  0.001 )                (  0.002 )                (  0.000 )
  Net realized gains on investments...................    (   --   )                (   --   )                (   --   )
                                                           --------                  --------                  --------
Total Distributions...................................    (  0.001 )                (  0.002 )                (  0.000 )
                                                           --------                  --------                  --------
Net asset value, end of period........................    $  1.00                   $  1.00                   $  1.00
                                                          =========                 =========                 =========
Total Return..........................................       0.05%(a)                  0.17%                     0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......................    $  27,709                 $  34,997                 $  49,822
Ratios to average net assets:
  Expenses, net of fees waived (b)....................       0.87%(c)                  0.84%                     0.84%(c)
  Net investment income...............................       0.13%(c)                  0.19%                     0.50%(c)
  Management and administration fees waived...........       0.03%(c)                  0.04%                     0.14%(c)
  Shareholder servicing and distribution fees waived..       0.44%(c)                  0.46%                     0.44%(c)
  Expenses paid indirectly............................       0.00%(c)                  0.00%                     0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.











                    Semi-Annual Report
                       June 30, 2004
                        (Unaudited)
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA06/04S
--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President
Date September 2, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date September 2, 2004

* Print the name and title of each signing officer under his or her signature.